EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Number of tankers withdrawn from pool	9
Acquisition cost	$ 50,000	$ 50,000
Accumulated Net Income	221,000	11,000
Carrying value	271,000	61,000
Orion Tankers Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Share capital	100,000
Shares issued (in shares)	10,000,000
Share capital, par value (in dollars per share)	$ 0.01
Number of tankers withdrawn from pool	9
Net result included in interest income	200,000	10,000
Investment in joint venture	$ 500,000